PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Prudential Conservative Allocation Fund

Prudential Moderate Allocation Fund

Prudential Growth Allocation Fund

Statutory Supplement dated December 15, 2014,

to the Currently Effective Statutory Prospectus

This supplement amends the Statutory Prospectus of the Prudential Asset Allocation Funds (the “PAA Funds”) and is in addition to any existing supplements to the PAA Funds’ Prospectus. The PAA Funds consist of three portfolios: Prudential Conservative Allocation Fund, Prudential Moderate Allocation Fund, and Prudential Growth Allocation Fund. The Board of Directors recently approved:

1.	Adding the Prudential Long-Short Equity Fund (the “Long-Short Fund”) as an Underlying Fund for the PAA Funds;
2.	Removing the Prudential Jennison Market Neutral Fund (the “Market Neutral Fund”) as an investment option (an “Underlying Fund”) for the PAA Funds due to the pending liquidation of the Market Neutral Fund, and; and
3.	Amending the Custom Blend benchmark for the PAA Funds.

The addition of the Long-Short Fund will be effective December 15, 2014. The removal of the Market Neutral Fund and the amendment of the Custom Blend benchmarks will be effective on or about February 27, 2015, following the liquidation of the Market Neutral Fund.

In order to implement these revisions in accordance with the effective dates listed above, the Statutory Prospectus is revised as follows:

1.	In the Prospectus section captioned “More Information About the Funds,” the tables in the subsection captioned “Target Ranges for Underlying Funds” for each of the Prudential Conservative Allocation Fund, the Prudential Moderate Allocation Fund, and the Prudential Growth Allocation Fund, are amended to add references to the Long-Short Fund, effective December 15, 2014, and delete references to the Market Neutral Fund, effective on or about February 27, 2015, as follows:

Conservative Allocation Fund
Underlying Fund	Investment Objective	Range of Allocation of Total Assets	Asset Class	Primary Investment Type/Style
Prudential Long-Short Equity Fund	Long-term capital appreciation	0-20%	Equity	Long-short strategy

Moderate Allocation Fund
Underlying Fund	Investment Objective	Range of Allocation of Total Assets	Asset Class	Primary Investment Type/Style
Prudential Long-Short Equity Fund	Long-term capital appreciation	0-20%	Equity	Long-short strategy

Growth Allocation Fund
Underlying Fund	Investment Objective	Range of Allocation of Total Assets	Asset Class	Primary Investment Type/Style
Prudential Long-Short Equity Fund	Long-term capital appreciation	0-20%	Equity	Long-short strategy

2.	In the Prospectus section “Glossary,” the Fund Index definitions for the “Conservative Customized Blend,” the “Moderate Customized Blend,” and the “Growth Customized Blend” are each deleted and replaced with the following definitions:
a.	Conservative Customized Blend. The Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI ACWI ex-US Index (10%), the Barclays US Aggregate Bond Index (29%), the Barclays 1-3 Year Government/Credit Index (29%), the Standard & Poor's (S&P) Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (1.5%). The Conservative Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.
b.	Moderate Customized Blend. The Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI ACWI ex-US Index (15%), the Barclays US Aggregate Bond Index (19%), the Barclays 1-3 Year Government/Credit Index (14%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2%). The Moderate Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.
c.	Growth Customized Blend. The Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI ACWI ex-US Index (24%), the Barclays US Aggregate Bond Index (8%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2.5%). The Growth Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.

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